UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 29, 2002

Check here if Amendment [_]; Amendment Number:
This amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: JDS Capital Management, Inc.
Address: 780 Third Avenue, 45th Floor
         New York, N.Y.  10017

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:  Joseph D. Samberg
Title: Managing Member
Phone: 212-833-9921
Signature, Place and Date of Signing:

/s/ Joseph D. Samberg, New York, NY,  April 22, 2002

Report Type (Check only one.):
[X]   13F HOLDINGS REPORT.
[_]   13F NOTICE.
[_]   13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       19

Form 13F Information Table Value Total:    52407

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE     SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D ACACIA RESH CORP COM           COMMON STOCK     003881109      828    72600 SH       SOLE     01           72600      0        0
D ASCENTIAL SOFTWARE CORP COM    COMMON STOCK     04362P108      370    96000 SH       SOLE     01           96000      0        0
D CURAGEN CORP COM               COMMON STOCK     23126R101      771    48000 SH       SOLE     01           48000      0        0
D DIGIMARC CORP                  COMMON STOCK     253807101      469    23988 SH       SOLE     01           23988      0        0
D GEMSTAR-TV GUIDE INT           COMMON STOCK     36866W106     2484   167960 SH       SOLE     01          167960      0        0
D GEMSTAR-TV GUIDE INT           OPTIONS - CALLS  36866WTDE    13296   480000 SH  CALL SOLE     01          480000      0        0
D GEMSTAR-TV GUIDE INT           OPTIONS - CALLS  36866WTDX    13296   480000 SH  CALL SOLE     01          480000      0        0
D HUTCHINSON TECHNOLOGY INC      COMMON STOCK     448407106     2103    97500 SH       SOLE     01           97500      0        0
D MACROVISION CORP COM           COMMON STOCK     555904101     2604    97700 SH       SOLE     01           97700      0        0
D MAXTOR  CORP COM               COMMON STOCK     577729205     2019   290500 SH       SOLE     01          290500      0        0
D OMNIVISION TECH                COMMON STOCK     682128103      265    24000 SH       SOLE     01           24000      0        0
D PAXSON COMMUNICATIONS CORP     COMMON STOCK     704231109     1036    94492 SH       SOLE     01           94492      0        0
D PAXSON COMMUNICATIONS CORP     OPTIONS - CALLS  704231EFV     5016   480000 SH  CALL SOLE     01          480000      0        0
D SPEEDFAM-IPEC INC              COMMON STOCK     847705100     1048   244812 SH       SOLE     01          244812      0        0
D TTR INC COM                    COMMON STOCK     87305U102      541   668310 SH       SOLE     01          668310      0        0
D VIASAT INC COM                 COMMON STOCK     92552V100     1364    97298 SH       SOLE     01           97298      0        0
D WEBMD CORP COM                 COMMON STOCK     94769M105     1106   144000 SH       SOLE     01          144000      0        0
D WESTERN DIGITAL CORP COM       COMMON STOCK     958102105     2286   367000 SH       SOLE     01          367000      0        0
D WESTERN DIGITAL CORP COM       OPTIONS - CALLS  9581020DA     1505   240000 SH  CALL SOLE     01          240000      0        0
S REPORT SUMMARY                 19 DATA RECORDS               52407        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED